Leases and Right-of-Use-Assets - Schedule of Maturities of Lease Liabilities (Details)	Dec. 31, 2025 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2026	$ 450,135
2027	$ 328,373